Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
May 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT3-0723
1.9899558.102
Nonconvertible Bonds - 40.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,824,756
NTT Finance Corp. 0.583% 3/1/24 (b)	1,597,000	1,540,267
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (c)(d)	2,637,000	2,634,880
0.75% 3/22/24	1,969,000	1,893,999
2.625% 8/15/26	4,600,000	4,318,924
		15,212,826
Media - 0.5%
Discovery Communications LLC 4.9% 3/11/26	4,500,000	4,442,651
Magallanes, Inc.:
3.428% 3/15/24	1,045,000	1,022,953
3.638% 3/15/25	9,872,000	9,553,942
		15,019,546
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	3,029,000	2,887,076
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	4,800,000	4,359,248
3.5% 4/15/25	3,440,000	3,335,628
		10,581,952
TOTAL COMMUNICATION SERVICES		40,814,324
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 2.5%
American Honda Finance Corp. 4.6% 4/17/25	6,350,000	6,311,532
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	5,600,000	5,442,835
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,927,000	8,614,854
4.95% 3/30/25 (b)	5,000,000	4,987,319
5.5% 11/27/24 (b)	4,250,000	4,263,725
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (c)(d)	2,500,000	2,502,956
1.05% 3/8/24	984,000	951,513
1.2% 10/15/24	8,300,000	7,809,286
1.25% 1/8/26	15,696,000	14,093,581
5.4% 4/6/26	5,000,000	4,977,823
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	4,500,000	4,398,933
3.35% 5/13/25 (b)	7,300,000	7,028,635
3.95% 6/6/25 (b)	5,735,000	5,579,833
		76,962,825
Distributors - 0.1%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,854,124
Specialty Retail - 0.2%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,251,000	2,281,064
Lowe's Companies, Inc.:
4.4% 9/8/25	2,188,000	2,165,093
4.8% 4/1/26	993,000	990,617
		5,436,774
TOTAL CONSUMER DISCRETIONARY		85,253,723
CONSUMER STAPLES - 2.3%
Beverages - 0.3%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,805,343
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,815,902
		9,621,245
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc.:
0.8% 2/10/24 (b)	2,817,000	2,716,610
0.95% 2/10/26 (b)	4,000,000	3,601,542
Dollar General Corp. 4.25% 9/20/24	4,185,000	4,128,038
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,069,317
		14,515,507
Food Products - 0.3%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,976,702
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,569,269
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,871,088
		11,417,059
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	588,457
BAT Capital Corp. 3.222% 8/15/24	9,886,000	9,595,473
BAT International Finance PLC 1.668% 3/25/26	5,786,000	5,214,382
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,486,545
3.5% 7/26/26 (b)	4,800,000	4,498,618
Philip Morris International, Inc.:
2.875% 5/1/24	3,258,000	3,180,136
5% 11/17/25	9,757,000	9,772,339
		36,335,950
TOTAL CONSUMER STAPLES		71,889,761
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	959,000	938,358
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,073,335
ConocoPhillips Co. 2.4% 3/7/25	209,000	200,477
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,914,460
2.15% 2/16/24	737,000	718,040
2.5% 2/14/25	769,000	732,597
4.25% 12/1/26	4,400,000	4,278,590
Energy Transfer LP:
2.9% 5/15/25	4,750,000	4,512,906
4.2% 9/15/23	952,000	947,076
Enterprise Products Operating LP 5.05% 1/10/26	3,360,000	3,386,405
EQT Corp. 5.678% 10/1/25	3,369,000	3,366,507
Equinor ASA 1.75% 1/22/26	690,000	640,992
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,816,032
MPLX LP:
1.75% 3/1/26	4,929,000	4,493,705
4.875% 6/1/25	4,300,000	4,249,874
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,297,079
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,353,107
1.3% 2/15/26	4,900,000	4,449,486
3.85% 4/9/25	3,943,000	3,849,521
The Williams Companies, Inc.:
4% 9/15/25	4,400,000	4,277,230
5.4% 3/2/26	1,283,000	1,293,458
		55,850,877
TOTAL ENERGY		56,789,235
FINANCIALS - 25.2%
Banks - 15.1%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	2,000,000	1,984,961
0.81% 10/24/24 (c)	3,000,000	2,940,360
0.976% 4/22/25 (c)	4,000,000	3,832,369
1.197% 10/24/26 (c)	7,800,000	7,030,258
1.843% 2/4/25 (c)	10,000,000	9,723,165
3.384% 4/2/26 (c)	9,550,000	9,188,677
3.559% 4/23/27 (c)	6,000,000	5,691,726
3.841% 4/25/25 (c)	5,250,000	5,160,340
4.827% 7/22/26 (c)	4,000,000	3,956,262
Bank of Montreal 4.25% 9/14/24	6,000,000	5,902,651
Bank of Nova Scotia:
0.8% 6/15/23	5,422,000	5,405,716
3.45% 4/11/25	5,900,000	5,694,671
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	3,802,000	3,717,071
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,208,216
2.852% 5/7/26 (c)	6,187,000	5,813,800
5.304% 8/9/26 (c)	7,300,000	7,194,296
7.325% 11/2/26 (c)	8,700,000	9,020,254
BNP Paribas SA 2.219% 6/9/26 (b)(c)	13,450,000	12,483,280
BPCE SA 1.625% 1/14/25 (b)	10,600,000	9,938,993
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,994,267
0.95% 6/23/23	8,205,000	8,182,719
3.945% 8/4/25	9,246,000	8,958,851
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,188,303
2.014% 1/25/26 (c)	11,000,000	10,348,589
3.106% 4/8/26 (c)	7,886,000	7,559,475
4.14% 5/24/25 (c)	5,000,000	4,919,761
5.61% 9/29/26 (c)	7,300,000	7,352,363
Danske Bank A/S:
1.621% 9/11/26 (b)(c)	7,600,000	6,832,407
3.875% 9/12/23 (b)	3,715,000	3,688,211
6.466% 1/9/26 (b)(c)	1,630,000	1,632,023
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000,000	9,355,176
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,274,978
1.162% 11/22/24 (c)	5,000,000	4,877,246
1.645% 4/18/26 (c)	8,331,000	7,688,939
2.633% 11/7/25 (c)	4,750,000	4,522,837
4.292% 9/12/26 (c)	9,300,000	8,990,686
Huntington National Bank 5.699% 11/18/25 (c)	4,528,000	4,294,808
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	8,770,000	8,415,719
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,247,231
1.045% 11/19/26 (c)	22,400,000	20,170,604
1.514% 6/1/24 (c)	6,888,000	6,888,000
3.845% 6/14/25 (c)	5,000,000	4,900,267
KeyBank NA 4.15% 8/8/25	1,413,000	1,299,384
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,390,818
Lloyds Banking Group PLC 4.716% 8/11/26 (c)	9,500,000	9,285,846
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	3,944,000	3,882,631
0.953% 7/19/25 (c)	3,500,000	3,303,395
0.962% 10/11/25 (c)	5,000,000	4,667,180
2.193% 2/25/25	10,466,000	9,879,649
4.788% 7/18/25 (c)	4,000,000	3,957,432
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	2,087,000	2,056,499
2.651% 5/22/26 (c)	8,889,000	8,353,848
3.922% 9/11/24 (c)	5,000,000	4,965,788
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	4,451,000	4,433,678
NatWest Group PLC:
1.642% 6/14/27 (c)	5,100,000	4,514,301
3.875% 9/12/23	6,951,000	6,903,177
5.847% 3/2/27 (c)	5,291,000	5,305,401
NatWest Markets PLC 0.8% 8/12/24 (b)	2,224,000	2,100,818
PNC Bank NA 2.5% 8/27/24	5,418,000	5,187,447
Rabobank Nederland New York Branch 3.875% 8/22/24	4,000,000	3,928,806
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,784,350
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (c)(d)	5,000,000	4,999,744
2.55% 7/16/24	4,245,000	4,103,781
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,439,411
5.807% 9/9/26 (c)	6,909,000	6,818,005
Societe Generale:
1.488% 12/14/26 (b)(c)	5,100,000	4,494,218
2.226% 1/21/26 (b)(c)	12,300,000	11,416,410
4.351% 6/13/25 (b)	4,200,000	4,090,894
Sumitomo Mitsui Financial Group, Inc. 5.464% 1/13/26	10,000,000	10,038,714
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,060,000	5,041,030
The Toronto-Dominion Bank:
1.2% 6/3/26	5,000,000	4,456,795
2.35% 3/8/24	5,000,000	4,879,515
Truist Financial Corp.:
4.26% 7/28/26 (c)	4,000,000	3,845,449
5.9% 10/28/26 (c)	6,200,000	6,150,108
U.S. Bancorp 5.727% 10/21/26 (c)	4,500,000	4,472,850
Wells Fargo & Co.:
1.654% 6/2/24 (c)	4,022,000	4,022,000
2.164% 2/11/26 (c)	14,358,000	13,557,941
2.188% 4/30/26 (c)	9,450,000	8,889,778
4.54% 8/15/26 (c)	5,800,000	5,701,050
		465,788,667
Capital Markets - 4.5%
Bank of New York, New York 5.224% 11/21/25 (c)	3,440,000	3,431,954
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.3184% 2/21/25 (c)(d)	5,000,000	4,843,735
0.52% 8/9/23	3,750,000	3,699,375
Credit Suisse Group AG 6.373% 7/15/26 (b)(c)	3,000,000	2,952,570
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,198,539
0.962% 11/8/23	3,081,000	2,995,883
1.447% 4/1/25 (c)	2,890,000	2,722,558
2.222% 9/18/24 (c)	12,004,000	11,772,730
Goldman Sachs Group, Inc.:
1.757% 1/24/25 (c)	10,000,000	9,717,257
5.7% 11/1/24	35,000,000	35,083,322
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,687,187
Moody's Corp. 4.875% 2/15/24	2,500,000	2,483,823
Morgan Stanley:
0.79% 5/30/25 (c)	4,350,000	4,122,825
0.985% 12/10/26 (c)	6,200,000	5,540,503
2.63% 2/18/26 (c)	5,000,000	4,752,349
3.62% 4/17/25 (c)	4,000,000	3,919,004
4% 7/23/25	3,286,000	3,213,712
4.679% 7/17/26 (c)	8,633,000	8,536,940
UBS AG London Branch:
0.375% 6/1/23 (b)	4,081,000	4,081,000
1.375% 1/13/25 (b)	3,559,000	3,319,659
UBS Group AG:
1.008% 7/30/24 (b)(c)	4,110,000	4,070,318
4.49% 8/5/25 (b)(c)	4,400,000	4,301,055
4.703% 8/5/27 (b)(c)	9,100,000	8,745,702
		138,192,000
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (c)(d)	5,000,000	4,985,801
1.15% 10/29/23	4,000,000	3,921,796
1.65% 10/29/24	9,707,000	9,113,244
1.75% 1/30/26	7,716,000	6,909,857
4.875% 1/16/24	986,000	977,447
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,803,288
4.75% 6/9/27	4,500,000	4,200,537
5.125% 9/30/24	3,126,000	3,052,833
American Express Co.:
2.25% 3/4/25	2,216,000	2,104,312
3.375% 5/3/24	5,000,000	4,903,470
Capital One Financial Corp.:
1.343% 12/6/24 (c)	4,000,000	3,878,276
4.166% 5/9/25 (c)	6,000,000	5,840,091
4.985% 7/24/26 (c)	10,713,000	10,480,635
Hyundai Capital America 1% 9/17/24 (b)	9,287,000	8,744,388
John Deere Capital Corp. 3.4% 6/6/25	3,014,000	2,939,381
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,383,571
4.375% 3/19/24	3,952,000	3,827,947
Toyota Motor Credit Corp. 5.4% 11/10/25	7,275,000	7,366,044
		90,432,918
Financial Services - 1.5%
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,172,807
1% 4/16/24 (b)	4,000,000	3,800,086
1.608% 6/29/26 (b)	4,900,000	4,220,610
1.716% 1/7/25 (b)	3,920,000	3,636,488
Blackstone Private Credit Fund 4.7% 3/24/25	4,526,000	4,367,571
Corebridge Financial, Inc. 3.5% 4/4/25	5,028,000	4,799,750
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,866,068
Jackson Financial, Inc. 1.125% 11/22/23	5,000,000	4,897,668
The Western Union Co.:
1.35% 3/15/26	8,000,000	7,109,083
2.85% 1/10/25	775,000	740,959
4.25% 6/9/23	2,949,000	2,947,848
		44,558,938
Insurance - 1.2%
American International Group, Inc. 2.5% 6/30/25	2,190,000	2,075,723
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,881,790
1.1% 11/12/24 (b)	5,000,000	4,703,998
5.5% 12/2/25 (b)	5,000,000	5,002,830
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,552,346
MassMutual Global Funding II:
4.15% 8/26/25 (b)	3,715,000	3,636,228
4.5% 4/10/26 (b)	8,100,000	8,018,382
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	2,778,000	2,775,906
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,483,242
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.4033% 4/12/24 (b)(c)(d)	1,828,000	1,828,789
Protective Life Global Funding 3.218% 3/28/25 (b)	1,098,000	1,052,245
		38,011,479
TOTAL FINANCIALS		776,984,002
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc. 5.25% 3/2/25	7,525,000	7,545,934
Health Care Providers & Services - 0.5%
Cigna Group 0.613% 3/15/24	990,000	953,344
CVS Health Corp. 5% 2/20/26	10,000,000	10,011,790
Humana, Inc. 0.65% 8/3/23	4,595,000	4,562,795
		15,527,929
Life Sciences Tools & Services - 0.3%
Revvity, Inc. 0.85% 9/15/24	4,620,000	4,351,962
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,743,365
		9,095,327
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,119,447
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,602,000	6,409,947
GSK Consumer Healthcare Capital 3.125% 3/24/25	9,140,000	8,789,504
		18,318,898
TOTAL HEALTH CARE		50,488,088
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp. 5% 2/27/26	3,646,000	3,670,473
The Boeing Co.:
1.95% 2/1/24	1,500,000	1,465,189
2.75% 2/1/26	2,400,000	2,247,767
4.875% 5/1/25	6,107,000	6,044,693
		13,428,122
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,084,006
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	6,915,610
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,502,510
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,613,000	1,524,856
5.2% 1/17/25 (b)	2,360,000	2,352,073
Parker Hannifin Corp. 3.65% 6/15/24	4,730,000	4,638,478
		8,515,407
Passenger Airlines - 0.1%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,587,159
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,274,700
0.8% 8/18/24	6,745,000	6,331,805
3.25% 3/1/25	1,900,000	1,809,000
		9,415,505
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	6,000,000	5,596,579
TOTAL INDUSTRIALS		54,044,898
INFORMATION TECHNOLOGY - 1.6%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp. 5.85% 7/15/25	5,600,000	5,673,487
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (c)(d)	2,353,000	2,334,787
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	9,300,000	8,940,620
Microchip Technology, Inc. 0.983% 9/1/24	4,503,000	4,241,699
		15,517,106
Software - 0.9%
Oracle Corp. 5.8% 11/10/25	7,380,000	7,508,377
Roper Technologies, Inc.:
1% 9/15/25	5,000,000	4,557,896
3.65% 9/15/23	2,500,000	2,486,700
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,339,109
1% 8/15/24	2,883,000	2,722,455
4.5% 5/15/25	5,800,000	5,725,822
		27,340,359
TOTAL INFORMATION TECHNOLOGY		48,530,952
MATERIALS - 0.4%
Chemicals - 0.4%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	5,000,000	4,994,204
6.05% 3/15/25	4,200,000	4,216,985
Nutrien Ltd. 5.9% 11/7/24	2,353,000	2,367,246
		11,578,435
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,331,788
Crown Castle International Corp. 1.35% 7/15/25	342,000	314,692
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,800,000	3,650,933
Welltower OP LLC 3.625% 3/15/24	1,604,000	1,572,421
		6,869,834
UTILITIES - 0.9%
Electric Utilities - 0.4%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (c)(d)	3,198,000	3,197,794
FirstEnergy Corp.:
1.6% 1/15/26	365,000	333,285
2.05% 3/1/25	2,028,000	1,901,688
Florida Power & Light Co. 2.85% 4/1/25	926,000	894,419
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,545,000	2,529,080
Southern Co. 0.6% 2/26/24	1,338,000	1,287,890
Tampa Electric Co. 3.875% 7/12/24	2,786,000	2,741,522
		12,885,678
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	693,768
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,915,711
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (c)(d)	3,063,000	3,054,601
DTE Energy Co. 4.22% 11/1/24	5,000,000	4,918,539
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,374,635
Sempra Energy 3.3% 4/1/25	1,816,000	1,748,103
WEC Energy Group, Inc. 5% 9/27/25	1,702,000	1,700,987
		12,796,865
TOTAL UTILITIES		28,292,022
TOTAL NONCONVERTIBLE BONDS (Cost $1,257,200,126)		1,231,535,274

U.S. Treasury Obligations - 43.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.63% 11/2/23	25,000,000	24,444,023
U.S. Treasury Notes:
0.25% 7/31/25 (e)	181,359,800	166,241,760
0.25% 10/31/25	65,867,100	59,931,342
3.875% 3/31/25	92,028,300	90,964,223
3.875% 1/15/26	147,311,300	146,281,271
4.125% 1/31/25	216,680,100	214,834,935
4.125% 10/31/27	93,000,000	93,959,063
4.25% 9/30/24	106,000,000	105,105,625
4.25% 5/31/25	52,295,900	52,148,818
4.5% 11/30/24	35,000,000	34,852,344
4.5% 11/15/25	106,356,100	107,041,598
4.625% 3/15/26	252,209,000	255,795,105
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,359,812,562)		1,351,600,107

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49	2,894,520	2,853,357
5.5% 11/1/34	547,641	558,777
7.5% 11/1/31	105	110
TOTAL FANNIE MAE		3,412,244
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	4,922	5,074
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	60,793	62,638
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,866,614)		3,479,956

Asset-Backed Securities - 11.2%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 6.3327% 7/22/32 (b)(c)(d)	4,510,000	4,435,319
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	4,518,000	4,455,710
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.1563% 1/17/32 (b)(c)(d)	5,435,000	5,345,404
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,288,394
Series 2022-2 Class A, 3.39% 5/15/27	6,000,000	5,832,932
Series 2022-3 Class A, 3.75% 8/15/27	5,000,000	4,884,852
Series 2022-4 Class A, 4.95% 10/15/27	2,840,000	2,851,995
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,556,111	4,393,224
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 6.3227% 4/22/31 (b)(c)(d)	3,925,000	3,865,717
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,937,513
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,470,278
Series 2022-A1 Class A1, 3.53% 11/15/27	5,363,000	5,222,585
Series 2022-A2, Class A2, 5% 4/15/28	3,936,000	3,956,231
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,286,000	3,273,787
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	5,927,000	5,586,897
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,104,194
Series 2022-A2 Class A, 3.49% 5/15/27	4,725,000	4,599,076
Series 2022-A3 Class A, 4.95% 10/15/27	3,490,000	3,501,219
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	6,465,000	6,448,925
CarMax Auto Owner Trust Series 2020-4 Class A3, 0.5% 8/15/25	1,171,231	1,142,181
Carmax Auto Owner Trust:
Series 2022-4 Class A2A, 5.34% 12/15/25	3,016,596	3,005,057
Series 2023 2 Class A3, 5.05% 1/18/28	7,257,000	7,223,910
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	3,459,000	3,441,348
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	2,319,043	2,250,597
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,548,418
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	1,244,000	1,220,587
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 6.3603% 7/15/33 (b)(c)(d)	5,539,000	5,447,529
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	3,522,181	3,481,645
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,329,495	1,272,613
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	4,436,000	4,353,424
Chesapeake Funding II LLC Series 2023 1A Class A1, 5.65% 5/15/35 (b)	6,147,593	6,125,549
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.638% 7/25/34 (c)(d)	61,476	58,661
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	703,629	696,171
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,222,074
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,936,629
Series 2022-A2 Class A, 3.32% 5/15/27	4,680,000	4,534,033
Series 2022-A3 Class A3, 3.56% 7/15/27	4,691,000	4,567,365
Series 2022-A4, Class A, 5.03% 10/15/27	4,250,000	4,269,621
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	314,200	312,572
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	357,270	356,296
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	4,599,027	4,470,825
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	4,077,000	4,014,365
Enterprise Fleet Financing Series 2023-2 Class A2, 5.56% 4/22/30 (b)	7,448,000	7,434,289
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	39,559	39,511
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	850,297	835,605
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	431,365	421,039
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,016,992	1,935,841
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	781,000	766,001
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,665,000	4,651,026
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	857,000	843,785
Series 2021-1 Class A, 1.37% 10/17/33 (b)	4,343,000	3,931,015
Ford Credit Floorplan Master Owner Trust:
Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,165,277
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,708,000	4,682,939
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	2,654,000	2,641,657
Gm Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,683,000	4,669,062
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	2,588,457	2,544,784
Series 2022-2 Class A2, 2.93% 10/21/24	2,039,674	2,020,721
Series 2023-1 Class A3, 5.16% 4/20/26	4,108,000	4,098,116
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	1,671,000	1,656,429
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	1,160,588	1,135,644
Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,170,874
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,575,000	1,559,540
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,406,000	3,342,216
Honda Auto Receivables Series 2023-1 Class A3, 5.04% 4/21/27	4,546,000	4,549,355
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	1,315,823	1,287,481
Series 2023 A Class A3, 4.58% 4/15/27	2,025,000	2,007,379
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 0% 7/20/35 (b)(c)(d)(f)	8,000,000	7,995,848
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 6.2727% 1/22/31 (b)(c)(d)	3,305,000	3,259,256
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	107,070	106,739
Series 2022-1A Class A, 1.36% 4/15/32 (b)	578,837	573,923
Series 2022-2A Class A, 4.25% 8/15/32 (b)	1,918,636	1,901,057
Mercedes-Benz Auto Receivables Series 2023-1 Class A2, 5.09% 1/15/26	3,173,000	3,159,241
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	846,390	834,618
Series 2022-B Class A2, 5.57% 9/9/25 (b)	2,568,000	2,555,466
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	4,380,000	4,290,254
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,502,000	4,230,740
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 6.1791% 5/20/29 (b)(c)(d)	2,531,900	2,505,940
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.0363% 4/15/30 (b)(c)(d)	4,180,848	4,120,781
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	65,899	64,450
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,307,611	2,109,073
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	777,293	767,781
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,994,000	2,958,130
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	1,398,508	1,389,796
Series 2021-A Class A3, 0.51% 7/22/24 (b)	1,413,464	1,392,722
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	3,074,496	3,068,636
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	3,398,000	3,329,897
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 6.2803% 1/15/34 (b)(c)(d)	4,807,000	4,735,808
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	3,792,336	3,757,454
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 6.1903% 7/15/30 (b)(c)(d)	4,947,421	4,885,573
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	68,627	65,344
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	2,770,069	2,737,269
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,227,280
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	105,883	105,338
Series 2021-3 Class A, 0.83% 7/20/31 (b)	429,475	424,212
Series 2021-4 Class A, 0.84% 9/20/31 (b)	940,951	920,711
Series 2021-5 Class A, 1.31% 11/20/31 (b)	1,354,793	1,321,092
3.12% 3/20/32 (b)	2,418,695	2,364,649
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	398,370	380,011
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,106,606	1,995,825
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	2,863,168	2,639,429
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,089,719
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,418,191
Series 2022-5 Class A1A, 3.72% 7/20/27	2,405,000	2,372,265
Series 2023 2 Class A, 4.89% 4/13/28	5,620,000	5,600,020
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	3,555,720	3,509,624
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	4,500,000	4,402,697
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 5.4284% 8/20/29 (b)(c)(d)	1,445,896	1,434,193
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	5,000,000	4,771,122
Series 2021-D Class A2, 0.35% 12/16/24	303,929	303,416
TOTAL ASSET-BACKED SECURITIES (Cost $350,695,090)		343,870,898

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,053,617	987,921
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	2,924,476	2,487,157
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	420,853	401,828
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	752,707	709,065
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	413,759	398,744
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	715,699	675,278
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	988,889	925,237
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	610,947	592,567
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,555,565	3,475,789
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	4,249,263	3,953,996
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,206,258	3,021,682
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,560,009	1,367,558
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,369,506	3,135,462
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,089,512	990,740
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,098,297	983,631
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	894,044	863,487
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	2,834,318	2,558,910
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,656,214	3,428,884
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	450,114	385,627
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	613,430	531,399
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,232,232	2,100,003
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,138,136	1,087,528
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	602,059	578,837
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	713	623
TOTAL PRIVATE SPONSOR		35,641,953
U.S. Government Agency - 0.1%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 5.438% 5/25/45 (c)(d)	1,264,601	1,242,773
sequential payer Series 2001-40 Class Z, 6% 8/25/31	21,574	21,726
Series 2016-27:
Class HK, 3% 1/25/41	1,371,320	1,288,329
Class KG, 3% 1/25/40	635,697	597,405
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 5.488% 7/25/46 (c)(d)	1,423,951	1,418,624
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	145,894	144,258
TOTAL U.S. GOVERNMENT AGENCY		4,713,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,321,129)		40,355,068

Commercial Mortgage Securities - 2.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.21% 1/15/39 (b)(c)(d)	1,181,000	1,147,098
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,002,910
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,111,975	2,875,376
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	2,278,000	2,161,401
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 6.9573% 4/15/37 (b)(c)(d)	4,067,000	3,940,211
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 5.7971% 10/15/36 (b)(c)(d)	2,101,000	2,028,378
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.7593% 5/15/38 (b)(c)(d)	1,700,000	1,647,255
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.0722% 2/15/39 (b)(c)(d)	2,722,039	2,644,131
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.107% 4/15/34 (b)(c)(d)	2,104,341	2,077,627
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 5.958% 11/15/38 (b)(c)(d)	2,082,000	2,017,398
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.7429% 10/15/26 (b)(c)(d)	1,935,000	1,865,522
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	1,009,000	1,008,367
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.0938% 10/15/36 (b)(c)(d)	2,938,981	2,918,700
Series 2021-SOAR Class A, 1 month U.S. LIBOR + 0.670% 5.778% 6/15/38 (b)(c)(d)	1,839,793	1,782,133
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,643,936	3,290,965
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,216,637	1,936,923
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	821,166	808,732
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 6.227% 6/15/34 (b)(c)(d)	3,038,602	3,000,123
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	182,051	179,956
Series 2016-GC36 Class AAB, 3.368% 2/10/49	875,226	841,531
Series 2015-GC33 Class AAB, 3.522% 9/10/58	1,341,426	1,292,724
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	59,761	59,584
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,123,883	2,046,333
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	3,844,364
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 6.087% 5/15/36 (b)(c)(d)	3,917,254	3,892,886
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	525,072	471,653
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	2,156,000	2,069,982
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.857% 7/15/32 (b)(c)(d)	2,931,957	2,777,827
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 5.809% 11/15/38 (b)(c)(d)	2,887,000	2,783,847
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 6.188% 7/15/38 (b)(c)(d)	900,737	881,541
Freddie Mac sequential payer Series 2017 K726 Class A2, 2.905% 4/25/24	4,620,162	4,519,535
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 6.057% 10/15/36 (b)(c)(d)	1,243,000	1,165,744
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	2,490,139	2,411,131
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	3,603,446	3,517,984
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	1,364,955	1,232,451
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,326,224	1,231,399
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.3545% 5/15/39 (b)(c)(d)	3,413,000	3,341,019
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 5.8735% 3/15/38 (b)(c)(d)	1,683,828	1,640,445
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.807% 7/15/38 (b)(c)(d)	995,000	963,104
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	802,735	755,101
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,223,095
Series 2019-H7 Class A1, 2.327% 7/15/52	592,336	577,707
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 5.591% 10/15/36 (b)(c)(d)	3,122,802	3,005,047
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 5.8382% 11/15/38 (b)(c)(d)	2,005,000	1,937,131
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,023,243	992,597
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,478,200	1,422,211
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	170,710	168,253
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $94,312,190)		90,399,432

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g) (Cost $66,129,724)	66,116,501	66,129,724

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $3,175,337,435)	3,127,370,459
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(44,470,120)
NET ASSETS - 100.0%	3,082,900,339

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	811	Sep 2023	166,926,609	(250,017)	(250,017)

The notional amount of futures purchased as a percentage of Net Assets is 5.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $524,360,470 or 17.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $762,655.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,113,819	715,241,560	656,225,655	774,422	-	-	66,129,724	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	-	729,656,692	729,656,692	95,256	-	-	-	0.0%
Total	7,113,819	1,444,898,252	1,385,882,347	869,678	-	-	66,129,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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